CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Profit before tax	£ 1,226	£ 4,393	£ 5,960
Adjustments for:
Change in operating assets	(18,650)	(11,049)	(4,472)
Change in operating liabilities	35,737	3,642	(8,673)
Non-cash and other items	9,594	15,573	(2,892)
Tax paid	(736)	(1,278)	(1,030)
Net cash provided by (used in) operating activities	27,171	11,281	(11,107)
Cash flows from investing activities
Purchase of financial assets	(8,589)	(9,730)	(12,657)
Proceeds from sale and maturity of financial assets	6,347	9,631	26,806
Purchase of fixed assets	(2,901)	(3,442)	(3,514)
Proceeds from sale of fixed assets	1,146	1,432	1,334
Acquisition of businesses, net of cash acquired	(3)	(21)	(49)
Disposal of businesses, net of cash disposed	0	0	1
Net cash (used in) provided by investing activities	(4,000)	(2,130)	11,921
Cash flows from financing activities
Dividends paid to ordinary shareholders	0	(2,312)	(2,240)
Distributions on other equity instruments	(453)	(466)	(433)
Dividends paid to non-controlling interests	(41)	(138)	(61)
Interest paid on subordinated liabilities	(1,095)	(1,178)	(1,268)
Proceeds from issue of subordinated liabilities	0	0	1,729
Proceeds from issue of other equity instruments	0	893	1,131
Proceeds from issue of ordinary shares	144	36	102
Share buyback	0	(1,095)	(1,005)
Repayment of subordinated liabilities	(3,874)	(818)	(2,256)
Redemption of other equity instruments	0	(1,481)	0
Net cash used in financing activities	(5,319)	(6,559)	(4,301)
Effects of exchange rate changes on cash and cash equivalents	(196)	(5)	3
Change in cash and cash equivalents	17,656	2,587	(3,484)
Cash and cash equivalents at beginning of year	57,811	55,224	58,708
Cash and cash equivalents at end of year	£ 75,467	£ 57,811	£ 55,224